Share-based compensation - Disclosure of deferred and restricted share units (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
DSU (cash) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	0	317,209
Number of units, granted		0
Number of units reinvested (dividends on common shares)		2,352
Number of units, settled		(37,185)
Number of units, transfer from cash-settled to equity-settled		(282,376)
Number of units, forfeited		0
Number of units, end of period		0
Number of units, vested		0
DSU (equity) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	325,207	0
Number of units, granted	97,995	66,000
Number of units reinvested (dividends on common shares)	5,558	2,529
Number of units, settled	(20,196)	(16,866)
Number of units, transfer from cash-settled to equity-settled	0	282,376
Number of units, forfeited	0	(8,832)
Number of units, end of period	408,564	325,207
Number of units, vested	309,862	267,565
Restricted share units ("RSU") (cash) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	0	3,046
Number of units, granted		0
Number of units reinvested (dividends on common shares)		23
Number of units, settled		(3,069)
Number of units, transfer from cash-settled to equity-settled		0
Number of units, forfeited		0
Number of units, end of period		0
Number of units, vested		0
RSU (equity) [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units, beginning of period	1,190,038	848,759
Number of units, granted	504,560	592,300
Number of units reinvested (dividends on common shares)	17,143	14,600
Number of units, settled	(365,399)	(176,704)
Number of units, transfer from cash-settled to equity-settled	0	0
Number of units, forfeited	(103,440)	(88,917)
Number of units, end of period	1,242,902	1,190,038
Number of units, vested	0	70,320